CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating Expenses [Abstract]
General and administrative expenses	$ 14,691	$ 4,904,921
Loss from operations	(14,691)	(4,904,921)
Other (expense) income , net:
Change in fair value of warrant liability	0	(17,782,000)
Offering costs associated with derivative warrant liabilities	0	(502,450)
Income from investments held in Trust Account	0	19,271
Net loss	$ (14,691)	(23,170,100)
Rigetti Computing, Inc [Member]
Revenue		5,542,598
Cost of revenue		1,491,610
Total gross profit		4,050,988
Operating Expenses [Abstract]
Research and development		24,099,335
General and administrative expenses		13,157,735
Sales and marketing		1,885,565
Total operating expenses		39,142,635
Loss from operations		(35,091,647)
Other (expense) income , net:
Gain on extinguishment of debt		8,913,532
Change in fair value of warrant liability		0
Interest expense		(51,666)
Interest income		60,154
Other income		42,131
Total other (expense) income, net		8,964,151
Net loss		$ (26,127,496)
Net loss per share attribute to common stockholders - basic and diluted		$ (1.26)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted		20,719,085
Class A Ordinary Shares
Other (expense) income , net:
Net loss		$ (17,899,119)
Weighted average number of ordinary shares, diluted		28,639,726
Diluted net loss per share		$ (0.62)
Net loss per share attribute to common stockholders - basic and diluted	$ 0	$ (0.62)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted	0	28,639,726
Class B Ordinary Shares
Other (expense) income , net:
Net loss	$ (14,691)	$ (5,270,981)
Weighted average number of ordinary shares, basic	7,500,000	8,433,904
Weighted average number of ordinary shares, diluted	7,500,000	8,625,000
Basic net loss per share	$ 0.00	$ (0.62)
Diluted net loss per share	0.00	(0.62)
Net loss per share attribute to common stockholders - basic and diluted	$ 0.00	$ (0.62)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted	7,500,000	8,433,904